BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 107,190	$ 148,698
Prepaid expenses	875	875
Total current assets	108,065	149,573
Current liabilities
Accounts payable and accrued expenses	3,400	3,300
Accounts payable and accrued expenses - related party		3,846
Total current liabilities	3,400	7,146
Stockholders' equity (Note 6)
Common stock, par value $0.001, authorized 100,000,000 shares; issued and outstanding shares (2013: 34,548,368; 2012: 34,548,368)	34,548	34,548
Additional paid-in capital	7,104,130	7,104,130
Accumulated deficit	(9,066)	(9,066)
Deficit accumulated during the exploration stage	(7,024,947)	(6,987,185)
Total stockholders' equity	104,665	142,427
Total liabilities and stockholders' equity	$ 108,065	$ 149,573